CONSOLIDATED STATEMENTS OF EQUITY - USD ($) $ in Thousands	Total	Common Stock [Member]	Treasury Shares [Member]	Additional paid-in capital [Member]	Retained earnings (deficit) [Member]	Accumulated other comprehensive income (loss) [Member]
Increase (Decrease) in Stockholders' Equity
Treasury Stock, Shares			355,471
Balance (in shares) at Dec. 31, 2016		31,859,960
Balance at Dec. 31, 2016	$ 361,804	$ 342,450	$ (5,134)	$ 24,976	$ 13,938	$ (14,426)
Increase (Decrease) in Stockholders' Equity
Common share cancellation (note 23) (in shares)		(170,217)
Common share cancellation (note 23)	(2,779)	$ (1,825)			(954)
Stock option exercises (note 11) (in shares)		500,184
Stock option exercises (note 11)	5,840	$ 8,122		(2,282)
Stock-based compensation (note 11)	10,341			10,341
Distribution of vested RSUs (in shares)		90,751	(132,832)
Distribution of vested RSUs	(1,367)	$ 1,788	$ 1,918	(5,073)
Issue of shares on Numerex acquisition, net of share issue cost (note 5(c))		3,580,832
Issuance of common shares		$ 77,213
Net earnings (loss)	4,518				4,518
Foreign currency translation adjustments, net of tax	11,950					11,950
Balance at Dec. 31, 2017	467,520	$ 427,748	$ (3,216)	27,962	17,502	(2,476)
Balance (in shares) at Dec. 31, 2017		35,861,510
Increase (Decrease) in Stockholders' Equity
Treasury Stock, Shares			222,639
Common share cancellation (note 23) (in shares)		(161,500)
Common share cancellation (note 23)	(3,120)	$ (1,933)			(1,187)
Stock option exercises (note 11) (in shares)		221,262
Stock option exercises (note 11)	2,636	$ 3,621		(985)
Stock-based compensation (note 11)	$ 13,060			13,060
Purchase of treasury shares for RSU distribution (in shares)	161,000
Purchase of treasury shares for RSU distribution	$ (2,808)		$ (2,808)
Distribution of vested RSUs (in shares)		146,143	(264,055)
Distribution of vested RSUs	(1,878)	$ 3,116	$ 4,059	(9,053)
Net earnings (loss)	(24,610)				(24,610)
Foreign currency translation adjustments, net of tax	(6,670)					(6,670)
Balance at Dec. 31, 2018	$ 444,130	$ 432,552	$ (1,965)	30,984	(8,295)	(9,146)
Balance (in shares) at Dec. 31, 2018		36,067,415
Increase (Decrease) in Stockholders' Equity
Treasury Stock, Shares	119,584		119,584
Stock option exercises (note 11) (in shares)		47,231
Stock option exercises (note 11)	$ 488	$ 690		(202)
Stock-based compensation (note 11)	12,930			12,930
Purchase of treasury shares for RSU distribution (in shares)			68,500
Purchase of treasury shares for RSU distribution	(674)		$ (674)
Distribution of vested RSUs (in shares)		118,715	(143,597)
Distribution of vested RSUs	(941)	$ 2,290	$ 2,269	(5,500)
Net earnings (loss)	(70,538)
Foreign currency translation adjustments, net of tax	(4,070)					(4,070)
Balance at Dec. 31, 2019	$ 381,325	$ 435,532	$ (370)	$ 38,212	$ (78,833)	$ (13,216)
Balance (in shares) at Dec. 31, 2019		36,233,361
Increase (Decrease) in Stockholders' Equity
Treasury Stock, Shares	44,487		44,487